Document and Entity Information	Nov. 22, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 22, 2021
Entity Registrant Name	ELLIOTT OPPORTUNITY II CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40549
Entity Tax Identification Number	98-1581385
Entity Address, Address Line One	Phillips Point
Entity Address, Address Line Two	East Tower
Entity Address, Address Line Three	777 S. Flagler Drive, Suite 1000
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	212
Local Phone Number	974-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001843862
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	EOCW WS
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant to acquire one Class A ordinary share
Trading Symbol	EOCW.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the Units, par value $0.0001 per share
Trading Symbol	EOCW
Security Exchange Name	NYSE